Subsequent events, textuals (Details) - Subsequent Event [Member] $ in Thousands	8 Months Ended
Sep. 12, 2016 USD ($)
Amendment of RBS Loan Agreement [Member]
Subsequent Event [Line Items]
Amount prepaid	$ 7,607
Debt Instrument Covenant Description	The loan amendment provides for changes to the borrowers and to the mortgaged vessels and required an amendment to the loan agreement with DSI (see Note 3 and below under c). It also prohibits the incurrence of additional indebteness and the acquisition of additional vessels until September 15, 2018, and the payment of dividends until the later of: (a) prepayment or repayment in full on June 15, 2021 of the deferred tranche of $8,851 and (b) September 15, 2018. Furthermore, the minimum security covenant ("hull cover ratio") was reduced from 140% to 125% until September 30, 2018 and the Operating Cash Flow, Net Gearing and Net Worth covenants were also amended. Finally, the interest rate margin increased from 2.75% per annum to 3.10% per annum until December 31, 2018.
Repayment of deferred tranche	$ 8,851
Prior To Amendment [Member] | Amendment of RBS Loan Agreement [Member]
Subsequent Event [Line Items]
Loan margin percentage	2.75%
Minimum Security Covenant	140.00%
After Amendment [Member] | Amendment of RBS Loan Agreement [Member]
Subsequent Event [Line Items]
Loan margin percentage	3.10%
Minimum Security Covenant	125.00%
After Amendment [Member] | Amendment Of DSI Loan Agreement [Member]
Subsequent Event [Line Items]
Loan margin percentage	3.35%